Right-of-Use Assets and Lease Liabilities (Schedule of Lease Liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Lease liabilities recognized as of January 1, 2020	$ 564,275	$ 729,878
Lease payments made	(214,451)	(213,254)
Interest expense on lease liabilities	34,697	48,572
Addition: Lease amendment	31,376
Foreign exchange adjustment	(2,279)	(921)
Lease liabilities recognized as of December 31, 2020	413,618	564,275
Less: current portion	(151,511)	$ (186,023)
At December 31, 2021	$ 262,107